September 3, 2015

U.S. Securities and Exchange Commission

Division of Corporate Finance

100 F Street, N.E.

Washington D.C. 20549

Attn: Mitchell Austin

RE:	Everbridge, Inc.
Confidential Draft Registration Statement on Form S-1
Submitted July 31, 2015
CIK No. 0001437352

Ladies and Gentlemen:

On behalf of Everbridge, Inc. (the “Company”), we are submitting this letter in response to comments received from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) by letter dated August 27, 2015, regarding the Company’s Confidential Draft Registration Statement on Form S-1 (the “Registration Statement”) submitted on July 31, 2015. The Company is also submitting Confidential Draft Submission #2 of the Registration Statement (the “Amended Registration Statement”). We are sending the Staff a hard copy of this letter, the supplemental materials referenced herein and the Amended Registration Statement, including a version of the Amended Registration Statement that is marked to show changes to the Registration Statement.

Set forth below are the Company’s responses to the Staff’s comments. The numbering of the paragraphs below corresponds to the numbering of the comments received from the Staff, which for your convenience we have incorporated into this response letter in italics. Page references in the text of this response letter correspond to the page numbers of the Amended Registration Statement. Capitalized terms used in this letter but otherwise not defined herein shall have the meanings assigned to such terms in the Amended Registration Statement.

Prospectus Summary

Overview, page 1

1.	Please provide support for your statement that you are a leading global provider of SaaS-based unified critical communications solutions.

Response: The Company respectfully acknowledges the Staff’s comment and has supplementally provided the Staff with support for the indicated statement.

2.	We note your statement here and in the business section that you derive substantially all of your revenue from subscriptions to your critical communications applications. Please revise this statement to also indicate that you generate the substantial majority of your revenue from your Mass Notifications application. Also, please clarify whether you consider all of your applications to be critical communications applications.

Response: The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on pages 2, 6, 16, 51 and 75 of the Amended Registration Statement. The Company advises the Staff that it considers all of its current applications to be critical communications applications.

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Industry Background, page 3

3.	With respect to every third-party statement in your prospectus, such as the information provided by Gartner, Inc., please provide us with copies of the relevant portions of the industry research reports you cite. To expedite our review, clearly mark each source to highlight the applicable portion or section containing the statistic and cross-reference it to the appropriate location in your prospectus. Also, tell us whether you commissioned any of the studies or reports.

Response: The Company respectfully acknowledges the Staff’s comment and has supplementally provided the Staff with copies of the relevant portions of the industry research reports cited in the Amended Registration Statement, with each source marked to highlight the applicable portion or section containing the statistic, and cross-referenced it to the appropriate location in the Amended Registration Statement. The Company advises the Staff that it commissioned the Frost & Sullivan report referenced on pages 1, 74, 78 and 80 of the Amended Registration Statement.

Key Trends Driving a Fundamental Shift in Communication, page 3

4.	Your disclosure indicates that a 2015 report by Gartner, Inc. estimates that $1.5 trillion of information technology expenditure will be for communications in 2015. As it appears that this estimate covers all IT communications, please revise to clarify the estimated size of the market for your offerings. In this regard, we note your disclosure that you are in the unified critical communications market.

Response: The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on pages 1, 74, 78 and 80 of the Amended Registration Statement to provide information regarding the estimated size of the unified critical communications market.

Selected Risks Affecting Our Business, page 6

5.	We note that you have derived a substantial majority of your revenue from the sale of your Mass Notification application. Please revise to quantify the percentage of your revenue derived from the sale of this application for each period presented in your financial statements. Make similar revisions to the related risk factor on page 16.

Response: The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on pages 6 and 16 of the Amended Registration Statement.

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6.	We note that your executive officers, directors and principal stockholders will own a significant percentage of your stock and will be able to exert significant control following the completion of this offering. Please revise here to disclose the total percentage of voting power to be held by these persons following the offering.

Response: The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page 6 of the Amended Registration Statement.

Summary Consolidated Financial and Other Data, page 10

7.	We note that you may use a portion of the proceeds from this offering to repay all or a portion of the outstanding principal and interest under the Bridge Bank loan agreement. Please revise your pro forma EPS disclosures on pages 10 and 49 to give effect to the number of shares issued whose proceeds will be used to repay your debt and adjusted for the amount of related interest expense avoided. Please ensure that the footnotes to your pro forma disclosures clearly support your calculations for both the numerator and denominator. Refer to SAB Topic 3.A. by analogy, and Rule 11-01(a)(8) and Rule 11-02(b)(7) of Regulation S-X.

Response: The Company respectfully acknowledges the Staff’s comment and advises the Staff that the Company will provide such information in a subsequent pre-effective amendment to the registration statement when the Company includes financial information for the nine months ended September 30, 2015 in the registration statement. The Company further advises the Staff that no amounts were drawn under the Bridge Bank loan agreement as of June 30, 2015.

Risk Factors

Risks Related to Our Business and Our Industry

Interruptions or delays in service from our third-party data center providers…, page 21

8.	We note that interruptions in your services might cause you to issue refunds to customers. Please tell us whether you have issued a material amount of refunds, either individually or in the aggregate, in the past.

Response: The Company respectfully acknowledges the Staff’s comment and advises the Staff that the Company has not issued a material amount of refunds, either individually or in the aggregate, in the past.

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Use of Proceeds, page 43

9.	To the extent you intend to use any material portion of the proceeds to discharge indebtedness under your loan agreement with Bridge Bank, please revise to set forth the interest rate and maturity of such indebtedness. Additionally, tell us whether any of the indebtedness to be discharged was incurred within one year, and if so, revise to describe the use of proceeds of such indebtedness other than short-term borrowings used for working capital. See Instruction 4 of Item 504 of Regulation S-K.

Response: The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page 43 of the Amended Registration Statement. The Company advises the Staff that the indebtedness to be repaid was incurred within one year and consisted of short-term borrowings used by the Company for working capital purposes.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Overview, page 51

10.	Please consider expanding your overview section to provide insight into material opportunities, challenges and risks, such as those presented by known material trends and uncertainties, on which your executives are most focused for both the short- and long-term and the actions that you are taking to address these opportunities, challenges and risks. For example, consider discussing your dependence on sales of your Mass Notification application and your plans for further global expansion of your business. Additionally, revise your key metrics discussion on page 52 to include a discussion of any material known trends and uncertainties relating to these metrics. For additional guidance, consider Section III.A of SEC Release No. 33-8350.

Response: The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page 52 of the Amended Registration Statement to include a discussion of the material opportunities, challenges and risks faced by the Company and the actions that the Company is taking to address those challenges. The Company has also revised the disclosure on pages 53 and 54 of the Amended Registration Statement to include a discussion of any material known trends and uncertainties related to its key metrics.

Presentation of Financial Statements, page 52

11.	Please correct your footnote number references on page 53 to align with those on pages 13 and 14 of the “Summary Consolidated Financial and Other Data – Key Metrics” section that includes reconciliations of Adjusted Gross Margin and Free Cash Flow.

Response: The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on pages 53 and 54 of the Amended Registration Statement.

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Liquidity and Capital Resources, page 61

12.	Please tell us your consideration for disclosing the amount of cash and cash equivalents currently held outside of the U.S. and the potential impact of repatriating the undistributed earnings of any foreign subsidiary. We refer you to Item 303(a)(1) of Regulation S-K and Section IV of SEC Release No. 33-8350.

Response: The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page 62 of the Amended Registration Statement.

Sources of Funds

Credit Facility with Silicon Valley Bank, page 62

13.	We note that you entered into a loan agreement with Bridge Bank. Please revise to disclose the current amounts available for borrowing under the loan agreement and to clarify whether you are currently in compliance with the loan agreement’s financial and non-financial covenants.

Response: The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on pages 62 and 63 of the Amended Registration Statement.

Critical Accounting Policies

Common Stock Valuations

Common Stock Valuation Methodology, page 69

14.	Please revise to disclose that estimates of the fair value of common stock related to future option grant awards using the methodologies described will not be necessary once the underlying common shares begin trading after IPO effectiveness.

Response: The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page 72 of the Amended Registration Statement.

Business, page 74

15.

We note your disclosure on page 51 that you generally enter into contracts ranging from one to three years in length, and that you generally bill and collect payment annually in advance. We also note that subscription services are typically noncancelable. Please tell us your consideration for disclosing as backlog the remaining dollar amounts to be billed under

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existing multi-year contracts, in accordance with Item 101(c)(1)(viii) of Regulation S-K. In addition, to the extent that future billings for your multi-year contracts are expected to have a significant impact on the variability of your revenues and results of operations, tell us whether you considered including both a quantitative and qualitative discussion of such billings in MD&A. We refer you to Section III.B.1 of SEC Release No. 33-8350.

Response: The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on pages 65 and 66 of the Amended Registration Statement.

Key Benefits of Our Solutions and Competitive Strengths

Globally Local, page 79

16.	We note that you have direct relationships with suppliers and carriers in multiple countries to ensure delivery in compliance with local, technical and regulatory requirements. Please revise to summarize material agreements, if any, with these suppliers or carriers and tell us what consideration you have given to filing any such agreement. See Item 601(b)(10) of Regulation S-K.

Response: The Company respectfully acknowledges the Staff’s comments and advises the Staff that the Company maintains redundant agreements for both voice and SMS service with suppliers and carriers and therefore no individual agreement with any supplier or carrier is material to the Company. The agreements with such carriers and suppliers are, in certain cases, not subject to formal written contracts. In cases where the Company enters enter formal written contracts with such carriers or suppliers, the contracts are typically in a standard form that is not subject to substantial negotiation and are relatively short in duration, such as one year. Further, the Company believes that, if necessary, any of these suppliers and carriers could be replaced on the same or similar terms, with limited difficulty or delay, through the engagement of one or more other suppliers or carriers. The Company does not believe that the termination of any one agreement would result in a material disruption of its operations as there are other suppliers and carriers available to provide comparable offerings to those currently being provided to the Company.

In light of the foregoing, the Company further submits that its business is not “substantially dependent” on these agreements within the meaning of Item 601(b)(10)(ii)(B) of Regulation S-K and therefore that these agreements need not be filed as exhibits to the Amended Registration Statement. Further, the Company’s agreements with its suppliers and carriers are of the type that ordinarily accompanies the Company’s business of providing unified critical communications solutions and therefore are deemed, pursuant to Item 601(b)(10)(ii) of Regulation S-K, to have been made in the ordinary course of business.

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Our Customers, page 85

17.	We note your discussion here and elsewhere of your Microtech subsidiary. While we note that Microtech generates an immaterial amount of your revenue in any given year, please advise us of the operations of Microtech and tell us what consideration you have given to briefly describing such operations in your prospectus.

Response: The Company respectfully acknowledges the Staff’s comment and advises the Staff that Microtech is a limited liability company that does business under the name CloudFloor DNS. Microtech provides internet infrastructure solutions, including managed DNS, domain name registration and management services, network monitoring, failover and geo load-balancing. The products and services that Microtech provides are unrelated to the Company’s core business of providing unified critical communications solutions. In light of the foregoing and the fact that Microtech generated an immaterial amount of revenue for all periods presented and is expected to continue to be immaterial, the Company does not believe that a description of Microtech’s business is merited in the Company’s prospectus.

Management

Board Committees

Compensation Committee, page 93

18.	You disclose that Mr. Grayson, a 31.2% beneficial owner of your common stock, will serve as the chairman of your compensation committee. Please provide us with your analysis in support of the board’s determination that Mr. Grayson will satisfy the requirements for independence under the rules of the NASDAQ Stock Market and the Commission. In this regard, explain to us how you concluded that Mr. Grayson is independent for the purposes of the NASDAQ Listing Rules and Exchange Act Rule 10C-1.

Response: The Company respectfully acknowledges the Staff’s comment and advises the Staff that the Company considered Exchange Act Rule 10C-1(b)(1) with respect to the composition of its compensation committee. The Company notes that an individual’s affiliate status is not an automatic bar on an individual’s ability to serve on the compensation committee. In evaluating Mr. Grayson’s ability to serve on the Company’s compensation committee, the Company’s board of directors considered Mr. Grayson’s affiliate status and ultimately determined that he was independent and that his share ownership in the Company helped aligned his interests with the Company’s other stockholders to help ensure that the Company’s compensation practices are balanced and architected to help create long-term stockholder value.

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Certain Relationships and Related Party Transactions

Investors’ Rights, Voting and Co-Sale Agreements, page 109

19.	Please revise to identify those individuals with whom you have entered into investors’ rights, voting and first refusal and co-sale agreements.

Response: The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page 109 of the Amended Registration Statement.

Where You Can Find Additional Information, page 133

20.	Please remove the phrase “qualified in all respects.” In this regard, please note that descriptions in the prospectus must be materially complete.

Response: The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page 133 of the Amended Registration Statement.

Index to Consolidated Financial Statements

Everbridge, Inc. and Subsidiaries

Consolidated Balance Sheets, page F-4

21.	Revise the description of common stock in stockholders’ deficit to disclose the amount of issued and outstanding shares on a pro forma basis.

Response: The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page F-4 of the Amended Registration Statement.

Notes to the Consolidated Financial Statements

Note 2. Summary of Significant Accounting Policies

Goodwill, page F-12

22.	Please tell us, and revise to clarify, whether you tested goodwill for impairment by first assessing qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value followed by the two-step quantitative test if required, or instead applied the two-step quantitative test for each reporting unit at the outset. As part of your response, please explain how you considered ASC 350-20-35-8A in your goodwill impairment testing.

Response: The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page F-13 of the Amended Registration Statement. The Company advises the Staff that, in its most recent impairment test at November 30, 2014, it assessed goodwill for possible impairment by performing a qualitative analysis to determine whether it was not more likely than not that the fair value of its reporting unit

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was less than its carrying amount. The Company considered the guidance outlined in ASC 350-20-35-3A through 3G and determined that it was not more likely than not that the fair value of its reporting unit was less than its carrying amount. The Company also considered the guidance outlined in ASC 350-20-35-8A; however, the Company determined that the second step of the quantitative impairment test was unnecessary as the Company had determined that it was not more likely than not that a goodwill impairment existed.

Note 8. Income Taxes, page F-21

23.	We note that your effective tax rate was impacted by a foreign rate differential during fiscal 2014. Tell us your consideration to disclose those foreign jurisdiction(s) that most significantly impacted your effective tax rate.

Response: The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page F-22 of the Amended Registration Statement to disclose those foreign jurisdictions that most significantly impacted the Company’s foreign rate differential noted in its effective tax rate calculation.

24.	We note your disclosure on page F-24 that no deferred tax liability has been recognized for temporary differences related to unremitted earnings of certain consolidated foreign subsidiaries since you currently plan to permanently reinvest such earnings. Please revise to disclose the amount of undistributed foreign earnings for which you have not provided any U.S. income tax. In addition, please revise to disclose the amount of the unrecognized deferred tax liability related to undistributed earnings or include a statement that such determination is not practicable. We refer you to ASC 740-30-50-2b and 50-2c.

Response: The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page F-25 of the Amended Registration Statement.

Nixle, LLC

Financial Statements as of December 31, 2013 and for the Year Ended December 31, 2013

Independent Auditor’s Report, page F-51

25.	In your amended filing, please include an auditor’s report referencing that the audit was conducted “in accordance with auditing standards generally accepted in the United States of America.” Refer to AU-C Section 700.31 of the AICPA Professional Standards.

Response: The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page F-52 of the Amended Registration Statement.

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General

26.	Please provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications.

Response: The Company respectfully acknowledges the Staff’s comment and advises the Staff that neither the Company nor anyone authorized to act on the Company’s behalf has presented any written communications to potential investors in reliance on Section 5(d) of the Securities Act. The Company will supplementally provide to the Staff any such written communications to the extent applicable in the future.

27.	We will process your submission and amendments without price ranges. Since the price range you select will affect disclosure in several sections of the document, we will need sufficient time to process your amendments once a price range is included and the material information now appearing blank throughout the document has been provided. Please understand that the effect of the price range on disclosure throughout the document may cause us to raise issues on areas not previously commented on.

Response: The Company respectfully acknowledges the Staff’s comment and will supplementally provide the Staff its estimated initial public offering price range as soon as it becomes available. With respect to the other material information appearing blank in the Amended Registration Statement, the Company intends to complete such information in one or more pre-effective amendments to the registration statement to be filed prior to the distribution of preliminary prospectuses.

28.	Please provide us with copies of any graphics or artwork you intend to use in your prospectus. Upon review of such materials, we may have further comments. For guidance, consider Question 101.02 of our Securities Act Forms Compliance and Disclosure Interpretations.

Response: The Company respectfully acknowledges the Staff’s comment and will include the graphics and artwork that the Company intends to use in the prospectus in a subsequent pre-effective amendment to the registration statement.

******

Please fax any additional comment letters concerning the Amended Registration Statement to (310) 883-6500 and direct any questions or comments concerning the Amended Registration Statement or this response letter to the undersigned at (310) 883-6417 or Nicole C. Brookshire at (617) 937-2357.

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Sincerely,

/s/ C. Thomas Hopkins
C. Thomas Hopkins, Esq.

cc:	Jaime Ellertson, Chief Executive Officer, Everbridge, Inc.
Kenneth Goldman, Chief Financial Officer, Everbridge, Inc.
Shannon Castellani, Associate General Counsel, Everbridge, Inc.
Nicole C. Brookshire, Cooley LLP

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